Income Tax - Tax carry forwards, Unrecognized Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Tax operating loss carry forwards	$ 182,439,045	$ 207,795,259
PRC
Income Tax
Undistributed earnings	109,148,161
Provision for Chinese dividend withholding taxes	$ 0
Preferential withholding tax rate (as a percent)	5.00%
PRC | Minimum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 5,457,408
Withholding income tax rate for dividends distributed (as a percent)	5.00%
PRC | Maximum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 10,914,816
Withholding income tax rate for dividends distributed (as a percent)	10.00%